Quarterly Holdings Report
for
Fidelity Advisor® Mortgage Securities Fund
November 30, 2022
AMOR-NPRT1-0123
1.813053.118
U.S. Government and Government Agency Obligations - 1.2%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 1.2%
U.S. Treasury Bonds:
2% 11/15/41 (b)(c)	600	437
3.25% 5/15/42 (b)(c)(d)	2,080	1,868
U.S. Treasury Notes:
2.75% 8/15/32	4,835	4,478
4.375% 10/31/24	5,200	5,199

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,663)		11,982

U.S. Government Agency - Mortgage Securities - 137.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 32.3%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (e)(f)	16	16
12 month U.S. LIBOR + 1.460% 3.148% 1/1/35 (e)(f)	15	15
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (e)(f)	17	17
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (e)(f)	3	3
12 month U.S. LIBOR + 1.630% 2.987% 11/1/36 (e)(f)	4	5
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (e)(f)	32	32
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (e)(f)	44	44
12 month U.S. LIBOR + 1.730% 2.354% 3/1/40 (e)(f)	14	14
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (e)(f)	5	5
12 month U.S. LIBOR + 1.750% 2.607% 7/1/35 (e)(f)	4	4
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (e)(f)	16	16
12 month U.S. LIBOR + 1.800% 2.055% 1/1/42 (e)(f)	30	30
12 month U.S. LIBOR + 1.800% 3.724% 12/1/40 (e)(f)	409	413
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (e)(f)	17	17
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (e)(f)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (e)(f)	42	43
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.408% 10/1/33 (e)(f)	7	7
1.5% 1/1/36 to 6/1/51	12,201	10,173
2% 10/1/35 to 3/1/52	94,500	78,590
2.5% 5/1/31 to 2/1/52	102,179	89,798
3% 7/1/32 to 2/1/52 (b)(c)	80,324	73,031
3.5% 7/1/34 to 1/1/52	26,054	24,428
4% 3/1/39 to 8/1/52	9,687	9,352
4.5% 5/1/25 to 7/1/52	13,272	13,150
5% 8/1/23 to 11/1/52	10,459	10,544
5.264% 8/1/41 (e)	224	226
5.5% 10/1/52 to 11/1/52	7,172	7,268
6% 11/1/52	850	868
6.5% 12/1/23 to 5/1/38	147	153
6.666% 2/1/39 (e)	103	105
7% to 7% 7/1/26 to 5/1/30	150	155
7.5% to 7.5% 8/1/25 to 9/1/32	169	180
8% 12/1/29 to 3/1/37	10	11
8.5% 3/1/23	0	0
9% 10/1/30	36	39
TOTAL FANNIE MAE		318,756
Freddie Mac - 23.2%
12 month U.S. LIBOR + 1.500% 2.636% 3/1/36 (e)(f)	44	44
12 month U.S. LIBOR + 1.750% 2.958% 12/1/40 (e)(f)	162	162
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (e)(f)	50	51
12 month U.S. LIBOR + 1.900% 3.709% 10/1/42 (e)(f)	23	24
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (e)(f)	99	99
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (e)(f)	29	30
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (e)(f)	48	49
6 month U.S. LIBOR + 2.020% 3.51% 6/1/37 (e)(f)	118	121
6 month U.S. LIBOR + 2.680% 4.983% 10/1/35 (e)(f)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.356% 5/1/34 (e)(f)	1	1
1.5% 7/1/35 to 6/1/51	4,455	3,577
2% 4/1/41 to 4/1/52	66,856	55,464
2.5% 6/1/31 to 1/1/52	47,613	41,321
3% 4/1/32 to 3/1/52	31,858	29,059
3.5% 3/1/32 to 4/1/52 (b)	57,452	53,765
4% 1/1/36 to 8/1/52	29,285	28,255
4% 4/1/48	9	9
4.5% 7/1/25 to 12/1/48	5,891	5,857
5% 7/1/33 to 12/1/52	9,880	9,963
6% 3/1/24 to 9/1/36	363	376
6.5% 1/1/24 to 9/1/39	325	340
7% 3/1/26 to 9/1/36	228	240
7.5% 1/1/27 to 7/1/34	370	394
TOTAL FREDDIE MAC		229,204
Ginnie Mae - 32.9%
3% 6/15/42 to 10/20/51	26,885	24,449
3.5% 9/20/40 to 6/20/50	45,923	43,130
4% 7/20/33 to 5/20/49	17,901	17,360
4.5% 8/15/33 to 9/20/46	5,718	5,666
5% 5/15/39 to 4/20/48	1,625	1,645
5.5% 12/15/38 to 9/15/39	152	158
6.5% 10/15/34 to 7/15/36	54	57
7% to 7% 2/15/24 to 4/20/32	179	187
7.5% to 7.5% 8/15/23 to 12/15/29	35	37
8% 4/15/24 to 10/15/25	11	11
8.5% 11/15/27 to 10/15/28	14	15
2% 1/20/51 to 4/20/51	4,661	3,981
2% 12/1/52 (g)	10,450	8,873
2% 12/1/52 (g)	20,800	17,661
2% 12/1/52 (g)	9,950	8,449
2% 12/1/52 (g)	5,000	4,246
2% 12/1/52 (g)	6,350	5,392
2% 12/1/52 (g)	9,850	8,364
2% 12/1/52 (g)	5,400	4,585
2% 1/1/53 (g)	7,500	6,374
2% 1/1/53 (g)	6,350	5,397
2% 1/1/53 (g)	15,200	12,918
2% 1/1/53 (g)	5,100	4,334
2% 1/1/53 (g)	5,050	4,292
2% 1/1/53 (g)	5,250	4,462
2% 1/1/53 (g)	10,300	8,754
2.5% 7/20/51 to 12/20/51	8,927	7,872
2.5% 12/1/52 (g)	10,000	8,774
2.5% 12/1/52 (g)	19,950	17,504
2.5% 12/1/52 (g)	4,150	3,641
2.5% 12/1/52 (g)	4,900	4,299
2.5% 12/1/52 (g)	4,950	4,343
2.5% 12/1/52 (g)	10,000	8,774
2.5% 1/1/53 (g)	6,200	5,444
2.5% 1/1/53 (g)	6,300	5,532
2.5% 1/1/53 (g)	10,000	8,781
2.5% 1/1/53 (g)	4,925	4,325
2.5% 1/1/53 (g)	4,950	4,347
2.5% 1/1/53 (g)	10,000	8,781
3% 12/1/52 (g)	2,400	2,165
3% 12/1/52 (g)	3,200	2,886
3% 12/1/52 (g)	4,500	4,059
3% 12/1/52 (g)	4,800	4,329
3% 1/1/53 (g)	3,650	3,294
3% 1/1/53 (g)	6,100	5,506
3.5% 12/1/52 (g)	1,150	1,067
3.5% 12/1/52 (g)	2,450	2,273
3.5% 1/1/53 (g)	2,250	2,088
4.5% 12/1/52 (g)	4,000	3,918
TOTAL GINNIE MAE		324,799
Uniform Mortgage Backed Securities - 49.4%
1.5% 12/1/37 (g)	6,750	5,899
1.5% 12/1/37 (g)	5,450	4,763
1.5% 12/1/37 (g)	2,750	2,403
1.5% 12/1/37 (g)	2,000	1,748
1.5% 12/1/37 (g)	1,900	1,661
1.5% 1/1/38 (g)	2,700	2,363
1.5% 1/1/38 (g)	10,900	9,541
1.5% 12/1/52 (g)	19,750	15,342
1.5% 12/1/52 (g)	10,000	7,768
1.5% 12/1/52 (g)	1,700	1,321
1.5% 12/1/52 (g)	1,700	1,321
1.5% 1/1/53 (g)	19,700	15,219
2% 12/1/37 (g)	7,800	7,007
2% 12/1/37 (g)	16,800	15,092
2% 12/1/37 (g)	5,600	5,031
2% 12/1/37 (g)	2,200	1,976
2% 12/1/37 (g)	1,850	1,662
2% 1/1/38 (g)	3,250	2,923
2% 1/1/38 (g)	6,500	5,846
2% 1/1/38 (g)	10,900	9,804
2% 12/1/52 (g)	3,000	2,467
2% 12/1/52 (g)	17,100	14,064
2% 12/1/52 (g)	17,100	14,064
2% 12/1/52 (g)	8,550	7,032
2% 12/1/52 (g)	8,500	6,991
2% 12/1/52 (g)	8,450	6,950
2% 12/1/52 (g)	8,975	7,381
2% 12/1/52 (g)	4,500	3,701
2% 12/1/52 (g)	4,450	3,660
2% 12/1/52 (g)	3,350	2,755
2% 12/1/52 (g)	17,450	14,352
2% 12/1/52 (g)	14,000	11,514
2% 1/1/53 (g)	8,600	7,080
2% 1/1/53 (g)	8,650	7,122
2% 1/1/53 (g)	17,350	14,284
2% 1/1/53 (g)	4,350	3,581
2% 1/1/53 (g)	4,350	3,581
2% 1/1/53 (g)	850	700
2% 1/1/53 (g)	4,350	3,581
2% 1/1/53 (g)	17,450	14,367
2.5% 12/1/37 (g)	800	739
2.5% 12/1/37 (g)	1,300	1,201
2.5% 12/1/37 (g)	1,300	1,201
2.5% 12/1/37 (g)	800	739
2.5% 12/1/52 (g)	18,750	16,022
2.5% 12/1/52 (g)	9,350	7,990
2.5% 12/1/52 (g)	9,900	8,460
2.5% 12/1/52 (g)	4,950	4,230
2.5% 12/1/52 (g)	6,600	5,640
2.5% 12/1/52 (g)	2,900	2,478
2.5% 12/1/52 (g)	4,000	3,418
2.5% 12/1/52 (g)	5,050	4,315
2.5% 12/1/52 (g)	4,800	4,102
2.5% 1/1/53 (g)	14,400	12,317
2.5% 1/1/53 (g)	4,800	4,106
3% 12/1/52 (g)	3,150	2,788
3% 12/1/52 (g)	3,150	2,788
3% 12/1/52 (g)	6,500	5,754
3% 12/1/52 (g)	9,050	8,011
3% 12/1/52 (g)	6,450	5,710
3% 12/1/52 (g)	1,800	1,593
3% 1/1/53 (g)	1,900	1,683
3% 1/1/53 (g)	3,850	3,410
3.5% 12/1/52 (g)	2,700	2,474
3.5% 12/1/52 (g)	3,200	2,932
3.5% 12/1/52 (g)	4,300	3,940
3.5% 1/1/53 (g)	1,350	1,238
4% 12/1/52 (g)	16,600	15,708
4% 12/1/52 (g)	9,050	8,564
4% 12/1/52 (g)	4,150	3,927
4% 12/1/52 (g)	3,100	2,933
4.5% 12/1/52 (g)	13,050	12,703
4.5% 12/1/52 (g)	10,000	9,734
4.5% 1/1/53 (g)	10,300	10,026
5% 12/1/52 (g)	400	398
5% 12/1/52 (g)	550	548
5% 12/1/52 (g)	3,450	3,435
5% 12/1/52 (g)	3,300	3,286
5% 12/1/52 (g)	950	946
5% 12/1/52 (g)	4,100	4,082
5% 12/1/52 (g)	10,500	10,454
5.5% 12/1/52 (g)	5,600	5,664
5.5% 12/1/52 (g)	6,300	6,372
6% 12/1/52 (g)	2,000	2,046
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		488,022
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,431,085)		1,360,781

Asset-Backed Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 5.3661% 10/25/37 (e)(f)(h)	454	450
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)	21	16
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (h)	1,986	1,627
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7088% 3/25/58 (e)(h)	860	796
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (h)	10	10
Series 2021-2 Class A, 0.91% 6/20/31 (h)	457	448
TOTAL ASSET-BACKED SECURITIES (Cost $3,786)		3,347

Collateralized Mortgage Obligations - 3.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.4%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (h)	566	530
Series 2021-E Class A1, 1.74% 12/25/60 (h)	4,004	3,342
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (e)(h)	483	459
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (h)	513	492
Series 2021-HB6 Class A, 0.8983% 6/25/36 (h)	624	588
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (h)	311	300
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (e)(h)	171	166
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.1456% 5/27/37 (e)(f)(h)	394	382
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (e)(f)(h)(i)	142	0
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (h)	296	250
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (h)	2,300	2,076
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (h)	779	692
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (h)	1,390	1,229
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (e)(h)	837	812
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (h)	327	291
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (h)	868	822
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (h)	1,336	1,219
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 4.6836% 9/25/43 (e)(f)	675	627
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.0735% 9/25/33 (e)	70	67
TOTAL PRIVATE SPONSOR		14,344
U.S. Government Agency - 1.7%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 4.0839% 12/25/33 (e)(j)(k)	69	11
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	78	79
Series 1999-32 Class PL, 6% 7/25/29	92	94
Series 1999-33 Class PK, 6% 7/25/29	68	69
Series 2001-52 Class YZ, 6.5% 10/25/31	10	11
Series 2005-39 Class TE, 5% 5/25/35	154	156
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 7.108% 8/25/35 (e)(k)	6	6
Series 2012-149:
Class DA, 1.75% 1/25/43	74	68
Class GA, 1.75% 6/25/42	80	73
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	83	85
Series 2001-31 Class ZC, 6.5% 7/25/31	37	37
Series 2002-16 Class ZD, 6.5% 4/25/32	18	19
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 3.5339% 11/25/32 (e)(j)(k)	25	1
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	39	1
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.6239% 12/25/36 (e)(j)(k)	44	6
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 2.4239% 5/25/37 (e)(j)(k)	24	3
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 8.44% 9/25/23 (e)(k)	1	1
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 4.0839% 3/25/33 (e)(j)(k)	16	2
Series 2005-79 Class ZC, 5.9% 9/25/35	142	144
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 16.5232% 6/25/37 (e)(k)	84	111
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (e)(k)	21	24
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 2.3339% 3/25/38 (e)(j)(k)	122	13
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 2.0339% 12/25/40 (e)(j)(k)	126	11
Class ZA, 4.5% 12/25/40	42	42
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	44	1
Series 2010-150 Class ZC, 4.75% 1/25/41	464	461
Series 2010-95 Class ZC, 5% 9/25/40	1,100	1,114
Series 2011-4 Class PZ, 5% 2/25/41	152	147
Series 2011-67 Class AI, 4% 7/25/26 (j)	13	0
Series 2011-83 Class DI, 6% 9/25/26 (j)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (j)	229	11
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.6339% 12/25/30 (e)(j)(k)	30	0
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 2.5339% 6/25/41 (e)(j)(k)	21	0
Series 2013-133 Class IB, 3% 4/25/32 (j)	86	3
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 2.0339% 1/25/44 (e)(j)(k)	70	8
Series 2013-51 Class GI, 3% 10/25/32 (j)	93	6
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.7039% 6/25/35 (e)(j)(k)	134	12
Series 2015-42 Class IL, 6% 6/25/45 (j)	491	87
Series 2015-70 Class JC, 3% 10/25/45	624	591
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	292	53
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (e)(j)	37	7
Series 351:
Class 12, 5.5% 4/25/34 (e)(j)	23	4
Class 13, 6% 3/25/34 (j)	33	6
Series 359 Class 19, 6% 7/25/35 (e)(j)	20	4
Series 384 Class 6, 5% 7/25/37 (j)	64	11
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	99	101
Series 2104 Class PG, 6% 12/15/28	31	31
Series 2121 Class MG, 6% 2/15/29	40	41
Series 2154 Class PT, 6% 5/15/29	77	79
Series 2162 Class PH, 6% 6/15/29	10	10
Series 2520 Class BE, 6% 11/15/32	72	74
Series 2693 Class MD, 5.5% 10/15/33	1,042	1,051
Series 2802 Class OB, 6% 5/15/34	145	148
Series 3002 Class NE, 5% 7/15/35	98	99
Series 3189 Class PD, 6% 7/15/36	85	89
Series 3415 Class PC, 5% 12/15/37	32	32
Series 3806 Class UP, 4.5% 2/15/41	187	185
Series 3832 Class PE, 5% 3/15/41	390	392
Series 4135 Class AB, 1.75% 6/15/42	59	53
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	14	14
Series 2135 Class JE, 6% 3/15/29	52	53
Series 2274 Class ZM, 6.5% 1/15/31	31	31
Series 2281 Class ZB, 6% 3/15/30	20	20
Series 2357 Class ZB, 6.5% 9/15/31	64	66
Series 2502 Class ZC, 6% 9/15/32	57	59
Series 3871 Class KB, 5.5% 6/15/41	379	395
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.7269% 2/15/36 (e)(j)(k)	31	3
Series 1658 Class GZ, 7% 1/15/24	15	15
Series 2013-4281 Class AI, 4% 12/15/28 (j)	71	2
Series 2017-4683 Class LM, 3% 5/15/47	581	551
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 4.3269% 11/15/31 (e)(j)(k)	138	6
Series 2587 Class IM, 6.5% 3/15/33 (j)	30	5
Series 2933 Class ZM, 5.75% 2/15/35	326	336
Series 2935 Class ZK, 5.5% 2/15/35	366	377
Series 2947 Class XZ, 6% 3/15/35	173	179
Series 2996 Class ZD, 5.5% 6/15/35	221	227
Series 3237 Class C, 5.5% 11/15/36	300	304
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.7869% 11/15/36 (e)(j)(k)	108	13
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.8769% 3/15/37 (e)(j)(k)	153	21
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.8869% 4/15/37 (e)(j)(k)	213	27
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 2.7069% 6/15/37 (e)(j)(k)	88	10
Series 3949 Class MK, 4.5% 10/15/34	69	68
Series 4055 Class BI, 3.5% 5/15/31 (j)	86	3
Series 4149 Class IO, 3% 1/15/33 (j)	50	4
Series 4314 Class AI, 5% 3/15/34 (j)	30	1
Series 4427 Class LI, 3.5% 2/15/34 (j)	249	16
Series 4471 Class PA 4% 12/15/40	380	372
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	37	38
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	786	770
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.8034% 6/16/37 (e)(j)(k)	51	6
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 7/20/60 (e)(f)(l)	123	121
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 3.4427% 9/20/60 (e)(f)(l)	159	157
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 3.4427% 8/20/60 (e)(f)(l)	124	122
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 4/20/61 (e)(f)(l)	44	44
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.7927% 5/20/61 (e)(f)(l)	4	4
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 4.3386% 1/20/49 (e)(f)	192	190
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 4.4386% 10/20/49 (e)(f)	295	289
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 4.3886% 2/20/49 (e)(f)	601	594
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 2.1229% 12/20/40 (e)(k)	423	366
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	21	1
Series 2016-69 Class WA, 3% 2/20/46	242	226
Series 2017-134 Class BA, 2.5% 11/20/46	91	82
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	150	148
Series 2010-160 Class DY, 4% 12/20/40	787	767
Series 2010-170 Class B, 4% 12/20/40	175	171
Series 2017-139 Class BA, 3% 9/20/47	968	876
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 2.6134% 5/16/34 (e)(j)(k)	95	8
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 3.3134% 8/17/34 (e)(j)(k)	32	4
Series 2011-52 Class HI, 7% 4/16/41 (j)	375	61
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.8134% 6/16/42 (e)(j)(k)	173	18
Series 2013-149 Class MA, 2.5% 5/20/40	645	616
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	11	10
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.42% 8/20/66 (e)(f)(l)	1,628	1,620
TOTAL U.S. GOVERNMENT AGENCY		16,465
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,585)		30,809

Commercial Mortgage Securities - 4.1%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (h)	525	486
Series 2019-BPR Class BNM, 3.465% 11/5/32 (h)	118	104
BANK:
sequential payer Series 2021-BN35 Class A5, 2.285% 6/15/64	13	10
Series 2020-BN25 Class XB, 0.5325% 1/15/63 (e)(j)	14,100	351
Series 2021-BN33 Class XA, 1.1716% 5/15/64 (e)(j)	7,318	424
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.9039% 12/15/62 (e)(j)	26,097	844
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 5.925% 11/15/28 (e)(f)(h)	550	542
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 4.625% 9/15/26 (e)(f)(h)	1,525	1,435
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (e)(f)(h)	2,106	2,049
BX Trust floater, sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (e)(f)(h)	715	703
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (e)(f)(h)	390	379
Class B, 1 month U.S. LIBOR + 1.250% 5.1253% 11/15/36 (e)(f)(h)	500	481
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (e)(f)(h)	1,298	1,273
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0252% 9/10/58 (e)(j)	15,891	307
Series 2016-P6 Class XA, 0.7018% 12/10/49 (e)(j)	12,686	228
Series 2019-GC41 Class XA, 1.1693% 8/10/56 (e)(j)	2,955	139
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (h)	304	301
Series 2014-CR20 Class XA, 1.0939% 11/10/47 (e)(j)	3,620	51
Series 2014-LC17 Class XA, 0.8149% 10/10/47 (e)(j)	10,729	100
Series 2014-UBS6 Class XA, 0.9848% 12/10/47 (e)(j)	8,735	111
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (h)	672	637
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (e)(f)(h)	905	870
Freddie Mac Series 2022-K150 Class A2, 3.71% 11/25/32	1,800	1,696
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 5.823% 9/15/31 (e)(f)(h)	4,876	4,780
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 4.97% 10/15/31 (e)(f)(h)	562	530
Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (e)(f)(h)	1,038	966
Series 2014-GC20 Class XA, 1.1766% 4/10/47 (e)(j)	3,026	28
Series 2015-GC34 Class XA, 1.3589% 10/10/48 (e)(j)	7,784	214
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.2826% 8/15/39 (e)(f)(h)	1,654	1,637
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	700	686
Series 2014-C19 Class XA, 0.7761% 4/15/47 (e)(j)	2,624	15
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (h)	899	840
Class XAFX, 1.2948% 7/5/33 (e)(h)(j)	7,720	29
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (e)(f)(h)	1,418	1,363
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 4.575% 7/15/38 (e)(f)(h)	673	643
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 4.676% 4/15/38 (e)(f)(h)	7,000	6,754
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1949% 10/15/48 (e)(j)	9,271	188
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 4.725% 8/15/33 (e)(f)(h)	1,428	1,346
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (h)	1,140	1,058
Series 2019-MEAD Class B, 3.283% 11/10/36 (e)(h)	165	149
Series 2021-L6 Class XA, 1.3449% 6/15/54 (e)(j)	2,190	141
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (e)(f)(h)	1,138	1,087
Class B, 1 month U.S. LIBOR + 1.070% 4.9551% 11/15/38 (e)(f)(h)	652	618
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1862% 12/15/50 (e)(j)	11,841	421
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 4.6631% 4/10/46 (e)(f)(h)	255	255
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 5/15/31 (e)(f)(h)	925	872
sequential payer Series 2016-LC24 Class A3, 2.684% 10/15/49	797	725
Series 2015-C31 Class XA, 1.1084% 11/15/48 (e)(j)	7,941	175
Series 2017-C42 Class XA, 1.0068% 12/15/50 (e)(j)	15,103	524
Series 2018-C46 Class XA, 1.1006% 8/15/51 (e)(j)	9,311	256
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.9868% 11/15/47 (e)(j)	5,913	73
Series 2014-LC14 Class XA, 1.416% 3/15/47 (e)(j)	5,372	51
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $42,259)		39,945

Money Market Funds - 25.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (m) (Cost $250,981)	250,930,981	250,981

TOTAL INVESTMENT IN SECURITIES - 172.0% (Cost $1,774,359)	1,697,845
NET OTHER ASSETS (LIABILITIES) - (72.0)%	(710,610)
NET ASSETS - 100.0%	987,235

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 12/1/52	(9,850)	(8,364)
2% 12/1/52	(7,500)	(6,368)
2% 12/1/52	(6,350)	(5,392)
2% 12/1/52	(15,200)	(12,906)
2% 12/1/52	(5,100)	(4,330)
2% 12/1/52	(5,050)	(4,288)
2% 12/1/52	(10,300)	(8,746)
2% 12/1/52	(5,400)	(4,585)
2.5% 12/1/52	(10,000)	(8,774)
2.5% 12/1/52	(4,950)	(4,343)
2.5% 12/1/52	(6,200)	(5,440)
2.5% 12/1/52	(6,300)	(5,527)
2.5% 12/1/52	(10,000)	(8,774)
2.5% 12/1/52	(4,950)	(4,343)
2.5% 12/1/52	(10,000)	(8,774)
3% 12/1/52	(3,650)	(3,292)
3% 12/1/52	(6,100)	(5,502)
3.5% 12/1/52	(2,250)	(2,087)

TOTAL GINNIE MAE		(111,835)

Uniform Mortgage Backed Securities
1.5% 12/1/37	(2,700)	(2,360)
1.5% 12/1/37	(10,900)	(9,526)
1.5% 12/1/52	(19,700)	(15,303)
1.5% 12/1/52	(1,700)	(1,321)
2% 12/1/37	(3,250)	(2,920)
2% 12/1/37	(2,100)	(1,886)
2% 12/1/37	(1,600)	(1,437)
2% 12/1/37	(6,500)	(5,839)
2% 12/1/37	(10,900)	(9,792)
2% 12/1/52	(14,000)	(11,514)
2% 12/1/52	(8,600)	(7,073)
2% 12/1/52	(1,500)	(1,234)
2% 12/1/52	(3,000)	(2,467)
2% 12/1/52	(8,650)	(7,114)
2% 12/1/52	(17,350)	(14,269)
2% 12/1/52	(4,350)	(3,578)
2% 12/1/52	(4,350)	(3,578)
2% 12/1/52	(850)	(699)
2% 12/1/52	(4,350)	(3,578)
2% 12/1/52	(17,450)	(14,352)
2% 12/1/52	(17,450)	(14,352)
2.5% 12/1/37	(800)	(739)
2.5% 12/1/37	(1,300)	(1,201)
2.5% 12/1/37	(2,100)	(1,940)
2.5% 12/1/52	(5,050)	(4,315)
2.5% 12/1/52	(3,200)	(2,734)
2.5% 12/1/52	(14,400)	(12,305)
2.5% 12/1/52	(4,800)	(4,102)
2.5% 12/1/52	(4,800)	(4,102)
3% 12/1/52	(1,900)	(1,682)
3% 12/1/52	(3,850)	(3,408)
3.5% 12/1/52	(1,350)	(1,237)
4.5% 12/1/52	(10,300)	(10,026)
5% 12/1/52	(1,400)	(1,394)
5% 12/1/52	(3,450)	(3,435)
5% 12/1/52	(2,450)	(2,439)
5% 12/1/52	(400)	(398)
5% 12/1/52	(550)	(548)
5% 12/1/52	(3,450)	(3,435)
5% 12/1/52	(3,300)	(3,286)
5% 12/1/52	(400)	(398)
5% 12/1/52	(2,200)	(2,190)
5.5% 12/1/52	(900)	(910)
5.5% 12/1/52	(4,200)	(4,248)
6% 12/1/52	(850)	(870)
6% 12/1/52	(200)	(205)
6% 12/1/52	(950)	(972)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(206,711)

TOTAL TBA SALE COMMITMENTS (Proceeds $313,961)		(318,546)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	277	Mar 2023	56,885	153	153

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	322	Mar 2023	36,547	(292)	(292)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	103	Mar 2023	11,183	(68)	(68)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	319	Mar 2023	40,513	(456)	(456)

TOTAL SOLD					(816)

TOTAL FUTURES CONTRACTS					(663)
The notional amount of futures purchased as a percentage of Net Assets is 5.8%
The notional amount of futures sold as a percentage of Net Assets is 8.9%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount (000s)(1)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	12,180	121	0	121
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	540	7	3	10
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,230	44	15	59
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,500	21	1	22
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	680	9	(1)	8
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	630	8	(2)	6
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	930	13	(3)	10
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,000	55	(46)	9
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,620	22	(18)	4
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	710	10	(7)	3
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	400	6	(1)	5
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	660	9	(13)	(4)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	800	11	(3)	8
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,200	17	(17)	0
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,220	17	(2)	15
CMBX N.A. AAA Index Series 13	Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly	3,020	41	(52)	(11)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,470	20	8	28
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,330	18	(7)	11
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760	10	(12)	(2)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	780	11	(11)	0

TOTAL CREDIT DEFAULT SWAPS						470	(168)	302

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2024	5,299	(48)	0	(48)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	10,652	(88)	0	(88)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2052	712	(21)	0	(21)
TOTAL INTEREST RATE SWAPS							(157)	0	(157)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,354,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $518,000.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $15,000.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,184,000 or 5.0% of net assets.

(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	230,252	80,334	59,605	1,839	-	-	250,981	0.5%
Fidelity Securities Lending Cash Central Fund 3.86%	3,840	21,835	25,675	1	-	-	-	0.0%
Total	234,092	102,169	85,280	1,840	-	-	250,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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